Consolidated Statements of Changes in Shareholders' Equity and Partners' Capital - USD ($) $ in Thousands	Share Capital [Member]	General Partner [Member]	Common Unitholders [Member]	Treasury Units [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Loss [Member]	Total
Beginning balance, value at Dec. 31, 2022	$ 0	$ 12,414	$ 634,605	$ (3,827)	$ 0	$ 0	$ (4,766)	$ 638,426
Distributions declared / paid (distributions of $0.60, $0.45 per common unit in 2023 and 2024, respectively)	0	(209)	(12,033)	0	0	0	0	(12,242)
Partnership's net income	0	680	46,528	0	0	0	0	47,208
Issuance of Partnership's common units, net - rights offering (Note 14)	0	0	498,687	0	0	0	0	498,687
Equity compensation expense (Note 15)	0	0	3,786	0	0	0	0	3,786
Repurchase of common units (Note 14)	0	0	0	(4,112)	0	0	0	(4,112)
Other comprehensive income (Note 9)	0	0	0	0	0	0	3,180	3,180
Beginning balance, value at Dec. 31, 2023	0	12,885	1,171,573	(7,939)	0	0	(1,586)	1,174,933
Distributions declared / paid (distributions of $0.60, $0.45 per common unit in 2023 and 2024, respectively)	0	(155)	(24,900)	0	0	0	0	(25,055)
Partnership's net income	0	516	81,745	0	0	0	0	82,261
Equity compensation expense (Note 15)	0	0	4,093	0	0	0	0	4,093
Other comprehensive income (Note 9)	0	0	0	0	0	0	179	179
Beginning balance, value at Aug. 25, 2024	0	13,246	1,232,511	(7,939)	0	0	(1,407)	1,236,411
Dividends declared / paid (distributions of $0.15, $0.60 per common share in 2024 and 2025, respectively)	0	0	0	0	0	(8,758)	0	(8,758)
Net Income from 26/8/24 to 31/12/24	0	0	0	0	0	111,373	0	111,373
Equity compensation expense (Note 15)	0	0	0	0	2,825	0	0	2,825
Conversion of 54,887,313 common units to common shares and 1,551,061 treasury units to treasury shares (Notes 1, 14)	$ 564	0	0	0	(564)	0	0	0
Conversion of 54,887,313 common units to common shares and 1,551,061 treasury units to treasury shares (Note 1, 14)	56,438,374
Conversion of 348,570 general partner units into 3,500,000 common shares (Notes 1, 14)	$ 35	46,184	(46,184)	0	(35)	0	0	$ 0
Conversion of 348,570 general partner units into 3,500,000 common shares (Note 1, 14)	3,500,000							3,500,000
Reclassification resulting from the Conversion (Notes 1, 14)	$ 0	(59,430)	(1,186,327)	7,939	1,237,818	0	0	$ 0
Other comprehensive income (Note 9)	$ 0	0	0	0	0	0	1,118	1,118
Ending balance, value at Dec. 31, 2024								$ 1,342,969
Common Stock, Shares, Issued at Dec. 31, 2024	59,938,374							59,938,374
Beginning balance, value at Dec. 31, 2024	$ 599	0	0	0	1,240,044	102,615	(289)	$ 1,342,969
Dividends declared / paid (distributions of $0.15, $0.60 per common share in 2024 and 2025, respectively)	0	0	0	0	0	(35,472)	0	(35,472)
Net income from operations	0	0	0	0	0	170,759	0	170,759
Equity compensation expense (Note 15)	0	0	0	0	6,395	(632)	0	5,763
Proceeds from offering, net	$ 0	0	0	0	207	0	0	207
Proceeds from offering, net (In shares)	9,466
Dividends reinvestment plan, net of expenses	$ 8	0	0	0	16,419	0	0	16,427
Dividends reinvestment plan, net of expenses (In shares)	761,074
Other comprehensive loss (Note 9)	$ 0	0	0	0	0	0	(1,286)	(1,286)
Ending balance, value at Dec. 31, 2025	$ 607	$ 0	$ 0	$ 0	$ 1,263,065	$ 237,270	$ (1,575)	$ 1,499,367
Common Stock, Shares, Issued at Dec. 31, 2025	60,708,914							60,708,914